Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development, net	$ 30,553	$ 16,954	$ 14,083
Marketing and business development	2,983	1,614	887
General and administrative	9,609	7,704	3,590
Operating loss	43,145	26,272	18,560
Financial (income) expense, net	(544)	10,597	(11,655)
Loss	42,601	36,869	6,905
Deemed dividend		2,114
Loss attributable to Ordinary shares	$ 42,601	$ 38,983	$ 6,905
Basic and diluted loss per Ordinary share (in Dollars per share)	$ 2.28	$ 4.48	$ 23.69
Weighted average number of Ordinary shares used in computing basic and diluted loss per share (in Shares)	18,721,528	9,582,405	562,451